SHAREHOLDERS' EQUITY AND INCOME PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY AND INCOME PER COMMON SHARE [Abstract]
Reconciliation of basic and diluted loss per share
A reconciliation of basic and diluted net income per common share for the years ended December 31 follows:

	2014	2013	2012
	(In thousands, except per share amounts)
Net income applicable to common stock	$18,021	$82,062	$21,851
Convertible preferred stock dividends	-	3,001	4,347
Preferred stock discount	-	(7,554)	-
Net income applicable to common stock for calculation of diluted earnings per share	$18,021	$77,509	$26,198

Weighted average shares outstanding (1)	22,927	13,970	8,709
Restricted stock units	306	363	216
Effect of stock options	124	92	2
Stock units for deferred compensation plan for non-employee directors	114	125	66
Effect of convertible preferred stock	-	7,314	23,892
Weighted average shares outstanding for calculation of diluted earnings per share	23,471	21,864	32,885
Net income per common share
Basic (1)	$0.79	$5.87	$2.51
Diluted	$0.77	$3.55	$0.80

(1)Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.